Finance income and finance costs	12 Months Ended
Dec. 31, 2022
Finance income and finance costs
Finance income and finance costs
28 Finance income and finance costs
Finance income and finance costs comprise of the following:

	For the year ended December 31,
In thousands of USD	2020	2021	2022
Foreign exchange gain	4,736	22,162	10,496
Interest and similar income	884	258	388
Interest income from financial assets at fair value through OCI	—	2,344	4,064
Other income	—	—	305
Finance income	5,620	24,764	15,253
Foreign exchange loss	14,440	7,485	7,492
Interest and similar expense	1,583	1,606	1,718
Fair value loss on financial assets at fair value through profit and loss	—	998	7,167
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 12)	—	—	2,290
Other charges	—	242	951
Finance costs	16,023	10,331	19,618
Fair value on financial assets corresponds to fair value losses on financial assets at fair value through profit or loss and amounts to USD 7,167 thousand (2021: 998 thousand and 2020: nil).
Interest income from financial assets at fair value through OCI includes the interest measured and recognized according to effective interest rate method and amounts to USD 4,064 thousand (2021: 2,344 thousand and 2020: nil).